Sales Inducements	12 Months Ended
Dec. 31, 2012
Deferred Sales Inducements [Abstract]
Sales Inducements
Sales Inducements
The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocks the amortization of the sales inducement asset. See Note 8 for more information concerning the Unlock.
Changes in sales inducement activity are as follows:

	For the years ended December 31,
	2012	2011	2010
Balance, beginning of period	$434	$459	$438
Sales inducements deferred	7	20	31
Amortization — Unlock	(82)	(28)	(2)
Amortization charged to income	(34)	(17)	(8)
Balance, end of period	$325	$434	$459